SCHEDULE OF VALUATION OF WARRANTS (Details)	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Nov. 04, 2021 $ / shares
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend rate	4.06	3.79	0.98
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life of options	9 months	1 year	2 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend rate	110.97	135.59	153.02
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend rate		0	0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend rate	0.01	1.46	11.45